Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Forth the Group's Investments

The following sets forth the Group's investments:

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments (a)	286,513	436,536
Equity investments without readily determinable fair values (b)	65,226	72,592
Total	351,739	509,128
Less: impairment on investments	(1,359)	(6,549)
Investment, net	350,380	502,579

(a)
As at December 31, 2022 and 2021, the balances represented the Group’s investments made in six and five private entities respectively.
(b)
As at December 31, 2022 and 2021, the balances represented the Group’s investments made in three private entities.